Share-based plan	12 Months Ended
Dec. 31, 2020
Disclosure of terms and conditions of share-based payment arrangement [abstract]
Share-based plan	Share-based plan
a)     Share-based Plan
The establishment of the Plan was approved by the Board of Director’s meeting on December 6, 2019 and the first grant of RSUs and PSUs was on December 10, 2019.
Under the Restricted Stock Unit plan, stocks are awarded at no cost to the recipient upon their grant date. RSUs are granted semi-annually, their vesting conditions are service related and they vest at a rate determined in each granted date and the limit to vest is until five years. After the vesting periods, common shares will be issued to the recipients. For the PSUs, the vesting is the following: (i) 33% will vest on the third year after the grant, (ii) 33% will vest on the fourth year after the grant and (iii) 34% will vest on the fifth year after the grant date.
Under the Performance Share Unit, stocks are granted to eligible participants and their vesting conditions are based on five-year period metrics and also based on the total shareholder return (TSR), including share price growth, dividends and capital returns.
If an elegible participant ceases to be employed by the Company, within the vesting period, the rights will be forfeited, except in limited circumstances that are approved by the board on a case-bycase basis.
Once the PSUs are vested, the shares of common stock that are delivered must be held for an additional one-year period, typically for a total combined vesting and holding period of six years from the grant date.
b)     Fair value of shares granted
Estimating fair value for share-based payment transactions requires determination of the most appropriate valuation model and underlying assumptions, which depends on the terms and conditions of the grant and the information available at the grant date.
The Company uses certain methodologies to estimate fair value which include the following:
•    Estimation of fair value based on equity transactions with third parties close to the grant date; and
•    Other valuation techniques including share pricing models such as Monte Carlo.
These estimates also require determination of the most appropriate inputs to the valuation models including assumptions regarding the expected life of a share-based payment or appreciation right, expected volatility of the price of the Group’s shares and expected dividend yield.
c)    Outstanding shares granted and valuation inputs
The maximum number of shares available for issuance under the share-based plan shall not exceed 5% of the issued and outstanding shares. As of December 31, 2020, the outstanding number of Company reserved under the plans were 13,899,648 (December 31, 2019 - 4,112,046) including 11,079,736 RSUs (December 31, 2019 - 1,921,669) and 2,819,912 PSUs (December 31, 2019 - 2,190,377).
Set out below are summaries of XP Inc's RSU and PSU activity for 2020.

	RSUs	PSUs	Total
(In thousands, except weighted-average data, and where otherwise stated)	Number of units	Number of units	Number of units

Outstanding, January 1	1,921,669	2,190,377	4,112,046
Granted	9,730,422	629,535	10,359,957
July 1, 2020	139,660	-	139,660
September 1, 2020	1,783,200	-	1,783,200
October 1, 2020	7,807,562	629,535	8,437,097
Forfeited	(572,355)	-	(572,355)
January 1, 2020	(94,496)	-	(94,496)
September 1, 2020	(337,840)	-	(337,840)
October 1, 2020	(140,019)	-	(140,019)
Outstanding, December 31	11,079,736	2,819,912	13,899,648
No options expired ou vested during the periods covered by the above table.
In December 31, 2020, total compensation expense of the plans were R$292,817, including R$60,026 of tax provisions and does not include any tax benefits on total share-based compensation expense once, as this expense is not deductible for tax purposes. The tax benefits will be perceived when the shares are converted into common shares.
The original weighted-average grant-date fair value of RSU and PSU shares was US$27 and US$34.56 respectively. In May 2020, the Company decided to update the measurement condition of its PSU shares, replacing the TSR measurement from US Dollars (US$) to Brazilian Reais (R$), being therefore subject to exchange variation. The weighted-average grant-date fair value of PSU shares for the updated plan was US$52.41. The incremental fair value will be recognised as an expense over the period from the modification date to the end of the vesting period. All other conditions of the PSU shares plan has not been modified. The average grant date fair value in the period was US$46.48.